EAGLE SERIES TRUST
Eagle Smaller Company Fund

SUPPLEMENT DATED SEPTEMBER 16, 2014, TO
THE PROSPECTUS AND SUMMARY PROSPECTUS DATED MARCH 1, 2014

On or about October 20, 2014, Eagle Asset Management, Inc. will assume day-to-day portfolio management responsibilities for the Eagle Smaller Company Fund (the “fund”).

At the time of the transition, the Prospectus and the Summary Prospectus will be amended as follows:

All references to the fund’s former subadviser, Eagle Boston Investment Management, Inc. (“EBIM”), are removed.

The “Portfolio Managers” section on page 26 of the Prospectus and page 3 of the Summary Prospectus is replaced with the following:

Portfolio Managers | Charles Schwartz, CFA®, Betsy Pecor, CFA®, and Matthew McGeary, CFA®, are Co-Portfolio Managers of the fund and are jointly and primarily responsible for the day-to-day management of the fund. Mr. Schwartz, Ms. Pecor and Mr. McGeary have been Co-Portfolio Managers of the fund since September 2014.

In the “Portfolio Managers” section on page 34 of the Prospectus, the paragraph regarding the fund is replaced with the following:

Smaller Company Fund — Charles Schwartz, CFA®, Betsy Pecor, CFA®, and Matthew McGeary, CFA®, are Co-Portfolio Managers of the fund and are jointly and primarily responsible for the day-to-day management of the fund. Mr. Schwartz, Ms. Pecor and Mr. McGeary have been Co-Portfolio Managers of the fund since September 2014. Mr. Schwartz, Ms. Pecor and Mr. McGeary joined Eagle in 2012. Previously, Mr. Schwartz served as Co-Portfolio Manager and Senior Vice President at Sentinel Investments from 2004 to 2012. Ms. Pecor served as Co-Portfolio Manager at Sentinel Investments from 2005 to 2012 and Mr. McGeary served as Co-Portfolio Manager at Sentinel Investments from 2011 to 2012 and as Equity Analyst at the same firm from 2005 to 2011.

*      *         *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE PROSPECTUS AND SUMMARY PROSPECTUS FOR FUTURE REFERENCE

EAGLE SERIES TRUST
Eagle Smaller Company Fund

SUPPLEMENT DATED SEPTEMBER 16, 2014, TO
THE STATEMENT OF ADDITIONAL INFORMATION
DATED MARCH 1, 2014, AS SUPPLEMENTED ON MAY 20, 2014

On or about October 20, 2014, Eagle Asset Management, Inc. will assume day-to-day portfolio management responsibilities for the Eagle Smaller Company Fund (the “fund”).

At the time of the transition, the Statement of Additional Information will be amended as follows:

All references to the fund’s former subadviser, Eagle Boston Investment Management, Inc. (“EBIM”), are removed.

Under the “Portfolio Managers” section, the discussions of portfolio managers for the Eagle Mid Cap Stock Fund and Eagle Small Cap Stock Fund on page 58 and for the fund on page 59 are replaced with the following:

Charles Schwartz, Betsy Pecor and Matthew McGeary (Mid Cap Stock, Small Cap Stock, Smaller Company)

Charles Schwartz, CFA®, Betsy Pecor, CFA® and Matthew McGeary, CFA® are Co-Portfolio Managers of Mid Cap Stock, Small Cap Stock and Smaller Company and are jointly responsible for the day-to-day management of the funds. Mr. Schwartz, Ms. Pecor and Mr. McGeary have been Co-Portfolio Managers of Mid Cap Stock since October 2012, of Small Cap Stock since its inception on December 31, 2012, and of Smaller Company since September 2014. Prior to joining Eagle in August 2012, Mr. Schwartz served as Co-Portfolio Manager and Senior Vice President at Sentinel Investments from 2004 to 2012. Prior to joining Eagle in August 2012, Ms. Pecor served as Co-Portfolio Manager at Sentinel Investments from 2005 to 2012. Prior to joining Eagle in August 2012, Mr. McGeary served as Co-Portfolio Manager at Sentinel Investments from 2011 to 2012 and as Equity Analyst at the same firm from 2005 to 2011.

As of July 31, 2014, Mr. Schwartz, Ms. Pecor and Mr. McGeary are each responsible for the day-to-day management of the following other accounts:

	Number of accounts	Total assets
Registered investment companies	0	$0
Other pooled investment vehicles	0	$0
Other accounts	2,186	$580 million

*      *      *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE